Provisions - Movements of Present Value Of Obligation and The Amounts Recognized in Consolidated Statements Of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Provisions [Line Items]
Provisions recorded		$ 128,274
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Beginning balance	$ 8,298	7,914
Net cost of benefits	1,490	1,397
Payments	(815)	(973)
Provisions recorded	278	(350)
Exchange differences	563	310
Ending balance	$ 9,814	$ 8,298